TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	CAD 465	CAD 475
Other payables & accrued liabilities	248	163
Total current trade and accrued liabilities	CAD 713	CAD 638